Software and Equipment, Net	9 Months Ended
Sep. 30, 2024
Software and Equipment, Net [Abstract]
SOFTWARE AND EQUIPMENT, NET

6. SOFTWARE AND EQUIPMENT, NET

Software and equipment, net, consisted of the following:

	December 31,	September 30,
	2023	2024
Cost
Computer software (i)	$22,410	$22,673
Electronic equipment	13,161	13,714
Vehicles	891	861
Office equipment and furniture	180	192
Leasehold improvements	40	28
Others	711	720
Total	37,393	38,188
Less: accumulated depreciation	(14,927)	(18,332)
Software and equipment, net	$22,466	$19,856

(i)	In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto services and auto eInsurance service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.

Depreciation expense was $3,828 and $3,320 for the nine months ended September 30, 2023 and 2024, respectively.

During the nine months ended September 30, 2023 and 2024, the Group did not record impairment loss of software and equipment.